Summary Information Relating to Impaired Loans (Detail) - Gross Loans ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 INR (₨)	Mar. 31, 2013 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Average impaired loans, net of allowance	₨ 11,826.6	$ 189.8	₨ 6,851.3	₨ 4,191.7
Interest income recognized on impaired loans	₨ 1,898.0	$ 30.5	₨ 1,664.7	₨ 1,647.8